ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Tangible assets	$ 6,995,890	$ 7,235,441	$ 9,100,553
Intangible assets	18,141,916	17,531,081
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	4,427,803	4,730,242	$ 6,154,168
Intangible assets	18,141,916	17,531,081
Colombia | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	3,979,113	4,173,701
Intangible assets	15,303,358	14,239,986
Panama | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	326,976	431,409
Intangible assets	258,404	334,463
Peru | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	121,544	124,953
Intangible assets	2,579,249	2,956,379
BARBADOS | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	170	179
Intangible assets	$ 905	$ 253